CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (2,997,095)	$ (1,414,763)	$ (3,420,951)	$ (2,983,429)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation	2,000	2,000	4,000	3,145
Stock issued as compensation for services	1,513,065	95,000	643,251	997,765
Common stock issued to settle legal matter				6,000
Impairment of website and development cost				86,670
Changes in operating assets and liabilities:
Accounts receivable - related party	(45,430)	115,710	160,590	(138,799)
Accounts payable and accrued expenses	157,720	58,195	26,952	(140,993)
Accounts payable and accrued expenses - related party	(241,870)		239,870	(55,600)
Right-of-use operating lease asset	34,302	32,622	65,946
Operating lease liability	(33,926)	(29,920)	(61,702)
Net cash used in operating activities	(1,611,234)	(1,141,156)	(2,342,044)	(2,225,241)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of furniture and equipment	(12,429)	(3,922)	(10,498)	(7,292)
Website development costs	(14,600)	(5,247)	(5,247)	(274,253)
Net cash used in investing activities	(27,029)	(9,169)	(15,745)	(281,545)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the sale of common stock, net of offering costs	1,098,750	999,501	2,602,499	2,516,855
Proceeds from the sale of preferred stock	500,000
Proceeds from long term debt	165,720
Net cash provided by financing activities	1,764,470	999,501	2,602,499	2,516,855
Net increase (decrease) in cash	126,207	(150,824)	244,710	10,069
Cash at beginning of period	446,219	201,509	201,509	191,440
Cash at end of period	572,426	50,685	446,219	201,509
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid in cash
Income taxes paid in cash
Non-cash transactions:
Reclassification of stock compensation from accounts payable and accrued expenses to common stock		30,000	30,000
Right-of-use operating lease asset obtained in exchange for operating lease liability		$ 179,341	$ 179,341